Property, Plant and Equipment, Net	6 Months Ended
Jan. 31, 2026
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Office equipment	$931,833	$828,933
Leasehold improvements	865,126	591,895
Automobile	611,099	532,058
Land	129,736	132,957
Building	107,846	110,525
Subtotal	2,645,640	2,196,368
Construction in progress	—	177,909
Less: accumulated depreciation	(1,447,461)	(1,275,598)
Property, plant and equipment, net	$1,198,179	$1,098,679

Depreciation expense was $468,891 and $186,075 for the six months ended January 31, 2026 and 2025, respectively.